Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31
	2025	2024
Governmental institutions	32,330	33,972
Prepaid expenses	122,532	322,198
Deferred contract costs	—	57,392
Advance to suppliers	72,799	—
Interest receivable and other current assets	55,349	8,357
Total	283,010	421,919